WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 35.2%
Argentina - 2.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	61.675%	6/21/20	147,240,000	ARS	$3,257,866	(a)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	114,350,000	ARS	1,687,012
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	76,600,000	ARS	1,159,057
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	69,530,000	ARS	1,058,582
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	5,820,000		5,022,660
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	3,380,000		2,898,350
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,560,000		4,395,875
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	2,874,178		2,499,098
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,040,000		839,020
Argentine Republic Government International Bond, Senior Notes	7.125%	6/28/2117	8,130,000		6,256,035
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	850,000		718,258	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,970,000		1,483,430	(b)

Total Argentina					31,275,243

Australia - 0.5%
Australia Government Bond, Senior Notes	3.000%	3/21/47	8,330,000	AUD	7,128,219

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	91,889,000	BRL	25,461,753
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	48,271,000	BRL	13,996,444
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,469,000	BRL	4,096,604
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,730,000		1,824,233
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	15,160,000		15,675,364

Total Brazil					61,054,398

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 0.6%
China Government Bond, Senior Notes	4.000%	5/22/24	2,000,000	CNH	$303,690	(c)
China Government Bond, Senior Notes	3.380%	11/21/24	11,000,000	CNH	1,623,027	(c)
China Government Bond, Senior Notes	3.390%	5/21/25	9,000,000	CNH	1,329,403	(c)
China Government Bond, Senior Notes	3.310%	11/30/25	10,500,000	CNH	1,546,586	(c)
China Government Bond, Senior Notes	3.480%	6/29/27	23,500,000	CNH	3,479,127	(c)
China Government Bond, Senior Notes	3.600%	6/27/28	2,000,000	CNH	299,505	(c)
China Government Bond, Senior Notes	4.290%	5/22/29	5,000,000	CNH	792,784	(c)

Total China					9,374,122

Colombia - 0.9%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	7,726,000		9,261,542
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	3,640,000		4,196,010

Total Colombia					13,457,552

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	2,270,000		2,369,313	(c)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,000,000		2,160,000	(b)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	3,760,000		3,891,600	(b)

Total Ecuador					8,420,913

Egypt - 0.6%
Egypt Government Bond	15.160%	10/10/22	74,370,000	EGP	4,467,694
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	231,225
Egypt Government Bond	15.250%	12/9/24	22,890,000	EGP	1,369,994
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	3,120,000		3,237,343	(b)

Total Egypt					9,306,256

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.4%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	320,000		$338,587	(b)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	4,910,000		5,007,954	(b)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	890,000		921,582	(b)

Total Ghana					6,268,123

Indonesia - 5.4%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	3,430,000		3,612,724
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	14,808,000,000	IDR	1,074,391
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	3,507,000,000	IDR	267,610
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	245,229,000,000	IDR	17,363,900
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	114,267,000,000	IDR	9,023,400
Indonesia Treasury Bond, Senior Notes	8.250%	5/15/29	369,070,000,000	IDR	28,018,198
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	283,825,000,000	IDR	21,561,345

Total Indonesia					80,921,568

Japan - 0.4%
Japan Government Thirty Year Bond, Senior Notes	0.700%	6/20/48	620,000,000	JPY	6,263,288

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,370,000		1,454,084	(b)

Mexico - 5.7%
Mexican Bonos, Bonds	8.000%	11/7/47	304,240,000	MXN	16,023,051
Mexican Bonos, Senior Notes	7.750%	11/23/34	32,420,000	MXN	1,700,533
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,320,915,400	MXN	67,851,162

Total Mexico					85,574,746

Russia - 8.5%
Russian Federal Bond - OFZ	7.400%	12/7/22	44,150,000	RUB	706,199
Russian Federal Bond - OFZ	7.750%	9/16/26	218,960,000	RUB	3,571,270
Russian Federal Bond - OFZ	7.950%	10/7/26	218,960,000	RUB	3,622,597
Russian Federal Bond - OFZ	8.150%	2/3/27	1,998,947,000	RUB	33,354,832
Russian Federal Bond - OFZ	7.050%	1/19/28	2,307,284,000	RUB	36,208,200
Russian Federal Bond - OFZ	6.900%	5/23/29	1,471,430,000	RUB	22,701,138
Russian Federal Bond - OFZ	7.650%	4/10/30	284,650,000	RUB	4,610,974
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	7,074,249
Russian Federal Bond - OFZ	7.250%	5/10/34	875,510,000	RUB	13,624,791
Russian Federal Bond - OFZ	7.700%	3/16/39	151,040,000	RUB	2,453,162

Total Russia					127,927,412

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 3.4%
Republic of South Africa Government Bond	10.500%	12/21/26	118,290,000	ZAR	$9,229,816
Republic of South Africa Government Bond	7.000%	2/28/31	182,165,000	ZAR	10,732,733
Republic of South Africa Government Bond, Senior Notes	4.300%	10/12/28	8,420,000		8,151,410
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	431,950,000	ZAR	21,778,709
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	19,790,000	ZAR	966,752

Total South Africa					50,859,420

Supranational - 0.2%
International Bank for Reconstruction & Development, Senior Notes	8.400%	10/12/21	34,200,000,000	IDR	2,518,532

Turkey - 0.8%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	12,830,000		12,425,663

United Arab Emirates - 0.9%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	10,700,000		10,783,888	(b)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	3,270,000		3,634,965	(b)

Total United Arab Emirates					14,418,853

TOTAL SOVEREIGN BONDS (Cost - $553,061,147)					528,648,392

CORPORATE BONDS & NOTES - 31.4%
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000		481,200
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	480,000		508,800	(b)

Total Diversified Telecommunication Services					990,000

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	870,000	$929,269	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	290,000	300,150	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	4,300,000	4,468,390
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	640,000	702,752
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,000,000	1,091,860
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,610,000	3,176,474
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000	662,977
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,364,562	(b)
Fox Corp., Senior Notes	5.476%	1/25/39	590,000	700,255	(b)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,850,000	2,003,023	(b)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	235,849
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	300,000	307,875	(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	290,000	297,830	(b)

Total Media				17,241,266

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	960,000	1,060,200	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	24,875
Sprint Corp., Senior Notes	7.625%	2/15/25	300,000	333,009

Total Wireless Telecommunication Services				1,418,084

TOTAL COMMUNICATION SERVICES				19,649,350

CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.0%
Wesleyan University, Senior Notes	4.781%	7/1/2116	580,000	662,063

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	590,000		$604,467	(b)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	950,000		988,000
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,200,000		2,212,607
Sands China Ltd., Senior Notes	4.600%	8/8/23	540,000		574,987
Sands China Ltd., Senior Notes	5.125%	8/8/25	760,000		837,368

Total Hotels, Restaurants & Leisure					5,217,429

Internet & Direct Marketing Retail - 1.2%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		446,514
Amazon.com Inc., Senior Notes	4.050%	8/22/47	6,100,000		6,943,709
Amazon.com Inc., Senior Notes	4.250%	8/22/57	8,520,000		9,971,968

Total Internet & Direct Marketing Retail					17,362,191

TOTAL CONSUMER DISCRETIONARY					23,241,683

CONSUMER STAPLES - 2.0%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	2,770,000		2,923,859
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000		1,086,015
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,050,000		1,146,815
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	6,560,000		8,155,228
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000		604,383
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	160,000		175,154
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	390,000		401,212	(b)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	920,000		1,090,184	(b)

Total Beverages					15,582,850

Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	4.125%	7/1/27	1,140,000	GBP	1,553,240	(c)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	320,000		333,600	(b)

Total Food Products					1,886,840

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	$853,962
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,940,000	2,095,129
Altria Group Inc., Senior Notes	5.800%	2/14/39	1,120,000	1,287,382
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	69,913
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,830,000	3,275,026
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,020,000	3,012,422
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,030,000	1,925,519
Reynolds American Inc., Senior Notes	6.150%	9/15/43	200,000	225,758

Total Tobacco				12,745,111

TOTAL CONSUMER STAPLES				30,214,801

ENERGY - 5.4%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.800%	11/15/25	970,000	1,018,069
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,376,555

Total Energy Equipment & Services				2,394,624

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	920,000	1,033,818
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	1,178,384
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,010,000	1,011,553
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	650,000	833,919
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	203,222
Apache Corp., Senior Notes	5.100%	9/1/40	4,160,000	4,106,818
Apache Corp., Senior Notes	4.750%	4/15/43	1,260,000	1,171,988
Apache Corp., Senior Notes	4.250%	1/15/44	1,800,000	1,575,785
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	1,181,700	(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	380,000	415,112
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	129,350
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	830,000	668,150
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,710,000	1,738,376
Concho Resources Inc., Senior Notes	4.300%	8/15/28	1,370,000	1,467,775
Continental Resources Inc., Senior Notes	4.375%	1/15/28	90,000	93,211

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,490,000	$1,556,561
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	900,000	964,125	(b)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,950,000	2,301,985
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	35,730
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	32,768
Devon Energy Corp., Senior Notes	5.000%	6/15/45	840,000	960,787
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,310,000	2,575,650
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,880,000	2,991,629
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,470,000	2,729,844
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	2,143,365
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	260,000	282,022
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	780,000	746,086	(a)
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,210,000	1,388,539
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,040,000	1,217,772
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	540,000	556,164
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	540,000	573,737
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	390,000	445,630
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	291,087	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	441,025	(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	200,000	191,956	(b)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	1,155,861
MPLX LP, Senior Notes	4.875%	6/1/25	500,000	545,016
MPLX LP, Senior Notes	4.800%	2/15/29	870,000	953,148
MPLX LP, Senior Notes	5.200%	3/1/47	1,410,000	1,513,890
MPLX LP, Senior Notes	4.700%	4/15/48	1,210,000	1,225,008
MPLX LP, Senior Notes	5.500%	2/15/49	1,310,000	1,466,436
Noble Energy Inc., Senior Notes	3.850%	1/15/28	1,580,000	1,614,445
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	550,000	578,821
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	130,000	133,281
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	920,000	898,950

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	210,000	$208,297
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	2,450,000	2,900,065
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,510,000	4,931,685
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	2,610,000	2,846,074
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,050,000	2,677,900
Range Resources Corp., Senior Notes	5.875%	7/1/22	280,000	264,600
Range Resources Corp., Senior Notes	5.000%	3/15/23	200,000	176,750
Range Resources Corp., Senior Notes	4.875%	5/15/25	590,000	498,550
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,314,874	(b)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,470,000	2,624,715	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	2,590,000	2,602,173
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,800
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,950,000	2,487,678
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	1,000,000	993,119
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	164,332
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,570,000	2,037,630
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,140,000	1,627,649
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,210,000	1,367,300

Total Oil, Gas & Consumable Fuels				79,085,670

TOTAL ENERGY				81,480,294

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 16.0%
Banks - 14.1%
ABN AMRO Bank NV, Junior Subordinated Notes (5.750% to 9/22/20 then EUR 5 year Swap Rate + 5.452%)	5.750%	9/22/20	4,500,000	EUR	$5,211,655	(a)(c)(d)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	8/16/19	1,400,000		1,209,250	(a)(d)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (8. 875% to 4/14/21 then EUR 5 year Swap Rate + 9.177%)	8.875%	4/14/21	5,400,000	EUR	6,651,259	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7. 625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,830,000		1,882,155	(a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6. 875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	830,000		833,121	(a)(b)(d)
Banco Santander SA, Junior Subordinated Notes (6.250% to 9/11/21 then EUR 5 year Swap Rate + 5.640%)	6.250%	9/11/21	3,000,000	EUR	3,479,379	(a)(c)(d)
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000		427,733
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	6,260,000		6,642,486	(a)(d)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	3,810,000		4,160,577	(a)(d)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	1,430,000		1,556,147	(a)(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	6,170,000		6,595,985
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	410,000		450,795
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,814,648	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	4,300,000	EUR	$5,105,540	(a)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year U.S. Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,930,000		3,079,474	(a)(d)
Barclays PLC, Senior Notes (4. 972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,930,000		3,114,991	(a)
BNP Paribas SA, Junior Subordinated Notes (6.125% to 6/17/22 then EUR 5 year Swap Rate + 5.230%)	6.125%	6/17/22	2,424,000	EUR	2,991,875	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		216,054	(a)(b)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	2,990,000		3,313,981	(a)(b)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,500,000		2,679,602	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	900,000		1,031,326	(a)(b)
BPCE SA, Subordinated Notes (2.750% to 11/30/22 then EUR 5 year Swap Rate + 2.370%)	2.750%	11/30/27	4,500,000	EUR	5,401,103	(a)(c)
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	450,000		458,991	(a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	11,210,000		11,962,247	(a)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,720,000		1,822,280	(a)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,301,000		2,099,119
Citigroup Inc., Senior Notes	4.650%	7/30/45	825,000		964,283

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	4.650%	7/23/48	520,000		$612,685
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	1,910,000		2,065,119
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000		1,715,754
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,870,000		1,979,083
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000		505,588
Cooperatieve Rabobank UA, Junior Subordinated Notes (6.625% to 6/29/21 then EUR 5 year Swap Rate + 6.697%)	6.625%	6/29/21	5,400,000	EUR	6,608,757	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	2,672,000	EUR	3,220,418	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,774,063	(a)(b)(d)
Danske Bank A/S, Junior Subordinated Notes (5.875% to 4/6/22 then EUR 7 year Swap Rate + 5.471%)	5.875%	4/6/22	4,220,000	EUR	4,960,891	(a)(c)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	770,000		806,780	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	840,000		914,972	(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,120,000		1,146,001	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		906,195	(a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,290,000		3,432,786	(a)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	650,000		695,415
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,750,000		2,992,420	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	590,000		618,324

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
ING Groep NV, Subordinated Notes (2.500% to 2/15/24 then EUR 5 year Swap Rate + 2.150%)	2.500%	2/15/29	4,400,000	EUR	$5,288,005	(a)(c)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	5,527,000	EUR	6,409,012	(a)(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000		202,670	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	410,000		422,956	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	640,000		699,592	(a)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,410,000		1,693,836
KBC Group NV, Subordinated Notes (1.875% to 3/11/22 then EUR 5 year Swap Rate + 1.500%)	1.875%	3/11/27	2,600,000	EUR	3,007,958	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,430,000		1,524,738	(a)(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000		1,475,822
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000		1,162,561
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000		431,896
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,480,000		12,024,757
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000		703,354	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	440,000		483,305	(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	330,000		348,149	(b)
Societe Generale SA, Subordinated Notes (2.500% to 9/16/21 then EUR 5 year Swap Rate + 1.830%)	2.500%	9/16/26	4,500,000	EUR	5,225,584	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	520,000		$615,006	(b)
UniCredit SpA, Junior Subordinated Notes (6.625% to 6/3/23 then EUR 5 year Swap Rate + 6.387%)	6.625%	6/3/23	7,790,000	EUR	8,822,492	(a)(c)(d)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,700,000		1,819,867	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	8,360,000		9,316,530	(a)(b)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/3/19	17,257,000		17,343,630	(a)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	847,000		928,189	(a)(d)
Wells Fargo & Co., Senior Notes	3.550%	9/29/25	2,290,000		2,390,285
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	4,960,000		5,355,094
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	1,420,000		1,557,538
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	500,000		575,725

Total Banks					211,939,858

Capital Markets - 1.5%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000		321,256	(a)(b)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,770,000		1,881,891	(a)(b)(d)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	250,000		258,491	(a)(b)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,880,000		3,418,095
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	9/3/19	149,000		121,946	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	9/3/19	96,000		$77,906	(a)(d)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	570,000		669,811
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	430,000		463,513	(a)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000		649,481
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000		2,256,926
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000		5,327,073
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,290,000		1,427,940	(a)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,880,000		3,042,000	(a)(b)(d)
UBS Group Funding Switzerland AG, Senior Notes (5.750% to 2/19/22 then EUR 5 year Swap Rate + 5.287%)	5.750%	2/19/22	2,080,000	EUR	2,531,393	(a)(c)(d)

Total Capital Markets					22,447,722

Consumer Finance - 0.0%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000		321,960

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	333,000		349,429
DAE Funding LLC, Senior Notes	5.750%	11/15/23	160,000		168,600	(b)
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.090%	12/21/65	740,000		519,125	(a)(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000		697,129
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	342,000		361,867	(b)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	160,000		166,211	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	400,000		432,620	(b)
Toll Road Investors Partnership II LP	0.000%	2/15/24	1,020,000		843,574	(b)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000		71,777	(b)

Total Diversified Financial Services					3,610,332

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,910,000	$2,260,638	(b)

TOTAL FINANCIALS				240,580,510

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,317,000	1,380,201

Health Care Providers & Services - 1.1%
Centene Corp., Senior Notes	4.750%	5/15/22	180,000	182,801
Centene Corp., Senior Notes	6.125%	2/15/24	290,000	304,138
Centene Corp., Senior Notes	4.750%	1/15/25	610,000	629,063
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,720,000	1,746,571
CVS Health Corp., Senior Notes	4.300%	3/25/28	300,000	319,050
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,130,000	1,200,376
CVS Health Corp., Senior Notes	5.050%	3/25/48	7,480,000	8,119,904
DaVita Inc., Senior Notes	5.000%	5/1/25	60,000	59,026
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	869,683
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,181,200
HCA Inc., Senior Notes	7.690%	6/15/25	420,000	495,600
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	44,208
HCA Inc., Senior Secured Notes	4.500%	2/15/27	240,000	255,339
HCA Inc., Senior Secured Notes	5.500%	6/15/47	80,000	86,562
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	790,000	950,036

Total Health Care Providers & Services				16,443,557

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,530,000	$6,207,425	(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	3,550,000	3,918,668	(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,090,000	1,124,063	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	6,860,000	7,711,600	(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,740,000	1,812,871	(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	1,180,000	1,247,850	(b)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	460,000	480,125	(b)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,400,000	1,544,047	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	600,000	565,320

Total Pharmaceuticals				24,611,969

TOTAL HEALTH CARE				42,435,727

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Boeing Co., Senior Notes	2.700%	2/1/27	750,000	751,288
Boeing Co., Senior Notes	3.250%	2/1/35	750,000	756,393

Total Aerospace & Defense				1,507,681

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,120,000	2,082,900

Commercial Services & Supplies - 0.1%
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	310,000	330,925
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	650,000	708,305
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	328,138

Total Commercial Services & Supplies				1,367,368

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.875%	1/14/38	1,270,000	1,489,643
General Electric Co., Senior Notes	6.875%	1/10/39	2,290,000	2,976,936

Total Industrial Conglomerates				4,466,579

TOTAL INDUSTRIALS				9,424,528

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	320,000	$271,501	(b)

IT Services - 0.1%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	730,000	747,887	(b)

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,430,000	1,470,782	(b)

TOTAL INFORMATION TECHNOLOGY				2,490,170

MATERIALS - 0.7%
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	250,000	258,750	(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	480,000	493,200	(b)

Total Containers & Packaging				751,950

Metals & Mining - 0.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	560,000	573,633	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	270,000	272,820	(b)
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	640,000	670,456	(b)
ArcelorMittal, Senior Notes	7.000%	10/15/39	310,000	371,908
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	1,880,000	2,188,358	(a)(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	10,000	10,047
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	40,000	41,108
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	150,000	155,872	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,920,000	3,029,758	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,190,000	1,205,512	(b)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	920,000	957,678

Total Metals & Mining				9,477,150

TOTAL MATERIALS				10,229,100

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	$2,039,253	(b)
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,070,000	2,189,648
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	5,630,000	7,782,989
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	250,000	287,997

TOTAL UTILITIES				12,299,887

TOTAL CORPORATE BONDS & NOTES (Cost - $440,432,661)				472,046,050

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.8%
U.S. Government Obligations - 7.8%
U.S. Treasury Bonds	3.750%	11/15/43	6,035,000	7,432,126
U.S. Treasury Bonds	3.000%	2/15/47	23,660,300	25,944,074
U.S. Treasury Bonds	3.000%	2/15/48	3,915,000	4,288,607
U.S. Treasury Bonds	3.375%	11/15/48	3,340,000	3,930,175
U.S. Treasury Bonds	3.000%	2/15/49	440,000	483,184
U.S. Treasury Bonds	2.875%	5/15/49	6,810,000	7,307,582
U.S. Treasury Notes	1.750%	6/30/24	18,120,000	18,039,663
U.S. Treasury Notes	1.875%	6/30/26	830,000	827,325
U.S. Treasury Notes	1.875%	7/31/26	18,310,000	18,252,424
U.S. Treasury Notes	2.625%	2/15/29	3,874,000	4,077,158
U.S. Treasury Notes	2.375%	5/15/29	25,770,000	26,582,359

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $113,189,960)				117,164,677

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 5.3%
Alternative Loan Trust, 2005-J4 M2 (1 mo. USD LIBOR + 0.640%)	2.906%	7/25/35	308,193	$303,037	(a)
Banc of America Funding Corp., 2015-R3 2A2	2.534%	2/27/37	4,319,918	3,690,026	(a)(b)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.813%	5/15/37	6,500,000	6,509,363	(a)(b)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.485%	6/15/38	76,840	43,481	(a)
CSMC Trust, 2015-2R 7A2	4.103%	8/27/36	9,318,205	7,976,228	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2015-HQ2 B (1 mo. USD LIBOR + 7.950%)	10.216%	5/25/25	1,572,764	1,918,357	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	7.416%	10/25/29	4,880,000	5,637,769	(a)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.266%	7/25/25	1,134,468	1,210,527	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1B1 (1 mo. USD LIBOR + 5.750%)	8.016%	7/25/29	3,400,000	4,066,515	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1B1 (1 mo. USD LIBOR + 3.600%)	5.866%	1/25/30	3,880,000	4,105,949	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.666%	5/28/30	3,540,000	3,594,502	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.816%	7/25/30	5,280,000	5,517,803	(a)(b)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	779,749	790,443	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	110,000	26,103	(a)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	6.075%	9/15/31	8,150,000	8,163,607	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.536%	11/25/36	1,635,701	1,263,101	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.080%	4/17/45	182,775	73,134	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.533%	6/15/35	10,570,000	10,543,712	(a)(b)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	609,621	362,724	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	243,508	155,196	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.055%	9/12/49	39,998	$17,391	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	304,477	229,175
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	152,835	154,918
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.284%	2/25/36	2,008,258	362,480	(a)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.750%)	3.022%	5/20/34	226,083	210,763	(a)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.475%	11/15/27	5,070,000	4,206,943	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.891%	5/10/63	310,000	224,483	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.891%	5/10/63	550,000	246,190	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.655%	2/15/51	2,524,441	2,193,783	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.666%	6/25/35	125,500	105,757	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. USD LIBOR + 0.480%)	2.746%	12/25/45	2,793,517	2,080,278	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.509%	2/25/46	2,839,784	2,744,427	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $76,393,232)				78,728,165

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.4%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	6,818,751	6,843,272
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	7,360,316	7,823,372
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	48,158,037	51,757,457

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $62,129,366)				66,424,101

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.4%
Argentina - 0.4%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	323,644,757	ARS	$6,307,864

Brazil - 0.4%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	15,695,040	BRL	5,843,964

Japan - 1.6%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	970,920,000	JPY	9,129,986
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	479,478,000	JPY	4,530,779
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	1,118,177,752	JPY	10,627,776

Total Japan					24,288,541

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $42,922,657)					36,440,369

ASSET-BACKED SECURITIES - 2.2%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. USD LIBOR + 2.475%)	4.741%	1/25/34	412,412		396,663	(a)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. USD LIBOR + 0.290%)	2.531%	11/28/36	2,878,491		2,796,437	(a)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	1,762,495		1,822,247	(b)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	3,452,461		3,486,266	(a)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.314%	10/15/22	3,894,528		3,904,264	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	3,330,000		3,596,340
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	2,060,000		2,090,223	(b)
Mill City Solar Loan Ltd., 2019-1A A	4.340%	3/20/43	5,074,192		5,252,327	(b)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	3,564,357		3,535,674
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	4,641,918		3,313,759
Residential Asset Mortgage Prod-ucts Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.616%	8/25/36	2,160,000		2,158,671	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $31,674,726)					32,352,871

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 2.1%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	4.984%	1/31/25	497,425	$494,875	(a)(f)(g)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.484%	2/22/24	1,250,000	1,252,539	(a)(f)(g)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.830%	11/1/24	867,798	796,204	(a)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.825%	1/15/26	360,000	361,200	(a)(f)(g)

Total Diversified Telecommunication Services				2,904,818

Media - 0.3%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.991%	11/18/24	84,522	84,659	(a)(f)(g)
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	1,399,733	1,404,633	(a)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.013%	1/31/26	921,585	913,498	(a)(f)(g)(h)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.984%	3/15/24	1,517,409	1,489,194	(a)(f)(g)
UPC Financing Partnership, Term Loan Facility AR (3 mo. USD LIBOR + 2.500%)	4.854%	1/15/26	674,658	675,324	(a)(f)(g)

Total Media				4,567,308

TOTAL COMMUNICATION SERVICES				7,472,126

CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.984%	5/2/22	960,451	960,931	(a)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.484%	2/16/24	1,122,620	$1,125,280	(a)(f)(g)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.234%	7/31/24	289,266	289,746	(a)(f)(g)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	1,212,461	1,214,977	(a)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.984%	12/23/24	1,201,952	1,193,564	(a)(f)(g)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	4.984- 5.064%	10/4/23	633,290	634,774	(a)(f)(g)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.016%	6/22/26	469,506	471,707	(a)(f)(g)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.984%	8/14/24	1,405,184	1,400,500	(a)(f)(g)

Total Hotels, Restaurants & Leisure				6,330,548

Specialty Retail - 0.1%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.737- 4.769%	1/30/23	1,319,190	1,279,615	(a)(f)(g)

TOTAL CONSUMER DISCRETIONARY				8,571,094

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson’s LLC, 2017 Replacement Term Loan B5 (3 mo. USD LIBOR + 3.000%)	5.311%	12/21/22	359,084	360,262	(a)(f)(g)
Albertson’s LLC, 2017 Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.234%	6/22/23	538,626	540,183	(a)(f)(g)

Total Food & Staples Retailing				900,445

Food Products - 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (3 mo. USD LIBOR + 2.000%)	4.270%	5/24/24	816,904	817,853	(a)(f)(g)

TOTAL CONSUMER STAPLES				1,718,298

FINANCIALS - 0.2%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.564%	7/21/25	369,073	369,996	(a)(f)(g)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.234%	3/27/23	297,447	299,492	(a)(f)(g)

Total Capital Markets				669,488

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.1%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	5.991%	11/27/23	260,000	$260,910	(a)(f)(g)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.234%	8/25/22	339,146	338,016	(a)(f)(g)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.990%	2/1/23	987,445	970,987	(a)(f)(g)

Total Diversified Financial Services				1,569,913

Insurance - 0.0%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.234%	11/3/24	568,564	570,607	(a)(f)(g)

TOTAL FINANCIALS				2,810,008

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.734%	8/18/22	1,157,160	1,157,160	(a)(f)(g)
LifePoint Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.769%	11/16/25	1,037,393	1,043,716	(a)(f)(g)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	6/7/23	546,295	530,979	(a)(f)(g)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.880%	3/5/26	280,000	281,808	(a)(f)(g)

Total Health Care Providers & Services				3,013,663

Health Care Technology - 0.1%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.045%	2/11/26	239,400	240,672	(a)(f)(g)
Change Healthcare Holdings LLC, Closing Date Term Loan	4.734%	3/1/24	1,150,455	1,149,646	(a)(f)(g)

Total Health Care Technology				1,390,318

Pharmaceuticals - 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.379%	6/2/25	313,843	314,725	(a)(f)(g)

TOTAL HEALTH CARE				4,718,706

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.022%	1/15/25	669,254	$671,763	(a)(f)(g)

Professional Services - 0.0%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.234%	4/10/23	474,426	476,107	(a)(f)(g)

TOTAL INDUSTRIALS				1,147,870

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.240%	9/7/23	773,580	776,749	(a)(f)(g)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.234%	10/31/24	498,744	499,445	(a)(f)(g)

TOTAL INFORMATION TECHNOLOGY				1,276,194

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.250%)	4.629%	10/3/22	925,048	925,679	(a)(f)(g)
Berry Global Inc., Term Loan R (1 mo. USD LIBOR + 2.250%)	4.629%	1/19/24	309,460	309,073	(a)(f)(g)
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. USD LIBOR + 2.750%)	4.984%	2/6/23	1,184,171	1,186,286	(a)(f)(g)

TOTAL MATERIALS				2,421,038

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.234%	3/21/25	885,547	886,875	(a)(f)(g)

Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.484%	4/18/24	837,862	840,167	(a)(f)(g)

TOTAL REAL ESTATE				1,727,042

TOTAL SENIOR LOANS (Cost - $32,002,463)				31,862,376

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.4%
California - 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$404,856	(b)

Illinois - 0.3%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	1,050,000	1,126,293
State of Illinois, GO	5.100%	6/1/33	2,925,000	3,022,899

Total Illinois				4,149,192

Michigan - 0.0%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	820,000	722,945

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority, Build America Bond	6.561%	12/15/40	820,000	1,118,234

TOTAL MUNICIPAL BONDS (Cost - $5,808,456)				6,395,227

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Euro Future, Put @ $97.13	12/16/19	548	1,370,000	3,425
Australian Dollar Futures, Call @ $70.50	8/9/19	9	9,000	45
Euro Currency Futures, Call @ $1.14	8/9/19	28	3,500,000	525
Euro Currency Futures, Call @ $1.13	9/6/19	28	3,500,000	5,600
Euro-Bund Futures, Call @ 179.00EUR	8/23/19	112	11,200,000	0	(i)
Euro-Bund Futures, Call @ 180.50EUR	8/23/19	930	93,000,000	0	(i)
Euro-Bund Futures, Call @ 181.00EUR	8/23/19	1,835	183,500,000	0	(i)
Euro-Bund Futures, Call @ 181.50EUR	8/23/19	2,039	203,900,000	0	(i)
Euro-Bund Futures, Call @ 182.00EUR	8/23/19	290	29,000,000	0	(i)
Euro-Bund Futures, Put @ 174.00EUR	8/23/19	28	2,800,000	0	(i)
Euro-OAT Futures, Call @ 172.00EUR	8/23/19	674	67,400,000	0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $106.13	8/23/19	248	496,000	0	(i)
U.S. Treasury 2-Year Notes Futures, Put @ $106.63	8/23/19	2,696	5,392,000	42,128
U.S. Treasury 5-Year Notes Futures, Call @ $117.75	8/23/19	338	338,000	76,578

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Call @ $121.00	9/20/19	281	281,000	$4,391
U.S. Treasury 5-Year Notes Futures, Put @ $110.75	8/23/19	811	811,000	0	(i)
U.S. Treasury 5-Year Notes Futures, Put @ $114.25	8/23/19	8,411	8,411,000	65,715
U.S. Treasury 5-Year Notes Futures, Put @ $114.75	8/23/19	1,080	1,080,000	8,438
U.S. Treasury 5-Year Notes Futures, Put @ $115.00	8/23/19	1,314	1,314,000	20,531
U.S. Treasury 5-Year Notes Futures, Put @ $115.25	8/23/19	281	281,000	4,391
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	8/23/19	56	56,000	25,375
U.S. Treasury 10-Year Notes Futures, Call @ $131.00	8/23/19	1,997	1,997,000	31,203
U.S. Treasury 10-Year Notes Futures, Call @ $131.50	8/23/19	2,270	2,270,000	35,469
U.S. Treasury 10-Year Notes Futures, Call @ $132.00	8/23/19	2,752	2,752,000	43,000
U.S. Treasury 10-Year Notes Futures, Call @ $136.00	8/23/19	1,608	1,608,000	0	(i)
U.S. Treasury 10-Year Notes Futures, Call @ $136.50	8/23/19	1,443	1,443,000	0	(i)
U.S. Treasury 10-Year Notes Futures, Call @ $133.50	9/20/19	1,127	1,127,000	17,609
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	8/23/19	28	28,000	57,313
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	8/23/19	285	285,000	396,328
U.S. Treasury Long-Term Bonds Futures, Put @ $134.00	8/23/19	334	334,000	0	(i)
U.S. Treasury Long-Term Bonds Futures, Put @ $135.00	8/23/19	301	301,000	0	(i)
U.S. Treasury Long-Term Bonds Futures, Put @ $139.50	8/23/19	835	835,000	0	(i)
U.S. Treasury Long-Term Bonds Futures, Put @ $143.00	8/23/19	3,630	3,630,000	56,719
U.S. Treasury Long-Term Bonds Futures, Put @ $144.50	8/23/19	5,576	5,576,000	174,250
U.S. Treasury Long-Term Bonds Futures, Put @ $155.00	8/23/19	28	28,000	22,313

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				1,091,346

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.32, Put @ 100.00bps	Bank of America N.A.	9/18/19	250,000,000	250,000,000	$34,958
U.S. Dollar/Brazilian Real, Put @ 3.98BRL	Goldman Sachs Group Inc.	8/14/19	14,180,000	14,180,000	662,493
U.S. Dollar/Euro, Call @ $1.13	Citibank N.A.	10/21/19	14,690,000	14,690,000	259,669
U.S. Dollar/Euro, Call @ $1.15	JPMorgan Chase & Co.	10/21/19	14,900,000	14,900,000	412,994
U.S. Dollar/Indian Rupee, Put @ 71.50INR	Barclays Bank PLC	9/5/19	15,040,000	15,040,000	462,802
U.S. Dollar/Indian Rupee, Put @ 69.42INR	JPMorgan Chase & Co.	9/25/19	21,880,000	21,880,000	151,646
U.S. Dollar/Indian Rupee, Put @ 68.70INR	Goldman Sachs Group Inc.	10/14/19	15,260,000	15,260,000	55,060
U.S. Dollar/Indian Rupee, Put @ 62.50INR	Citibank N.A.	5/13/20	75,900,000	75,900,000	18,391
U.S. Dollar/Mexican Peso, Put @ 19.10MXN	BNP Paribas SA	8/14/19	28,370,000	28,370,000	141,603
U.S. Dollar/Mexican Peso, Put @ 19.42MXN	Citibank N.A.	9/25/19	21,960,000	21,960,000	221,458

TOTAL OTC PURCHASED OPTIONS					2,421,074

TOTAL PURCHASED OPTIONS (Cost - $3,615,086)					3,512,420

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY			SHARES		VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Berry Petroleum Corp.			40,027		$392,264
Montage Resources Corp.			25,268		84,395	*

TOTAL COMMON STOCKS (Cost - $2,305,301)					476,659

	RATE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $398,161)	8.303%		15,225		401,331	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,363,933,216)					1,374,452,638

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.8%
SOVEREIGN BONDS - 0.8%
Argentina - 0.3%
Argentina Treasury Bills	(17.798)%	4/30/20	74,310,000	ARS	1,964,585	(j)
Argentina Treasury Bills	1.519%	7/31/20	100,000,000	ARS	2,247,832	(j)

Total Argentina					4,212,417

Egypt - 0.5%
Egypt Treasury Bills	15.802%	12/3/19	56,300,000	EGP	3,235,116	(j)
Egypt Treasury Bills	16.355%	3/10/20	56,275,000	EGP	3,099,746	(j)
Egypt Treasury Bills	17.626%	3/24/20	2,000,000	EGP	108,756	(j)
Egypt Treasury Bills	16.271%	5/26/20	22,525,000	EGP	1,202,418	(j)

Total Egypt					7,646,036

TOTAL SOVEREIGN BONDS (Cost - $11,652,501)					11,858,453

			SHARES
MONEY MARKET FUNDS - 0.0%
Western Asset Government Cash Management Portfolio LLC (Cost - $153,516)	2.290%		153,516		153,516	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,806,017)					12,011,969

TOTAL INVESTMENTS - 92.2% (Cost - $1,375,739,233)					1,386,464,607
Other Assets in Excess of Liabilities - 7.8%					117,817,079

TOTAL NET ASSETS - 100.0%					$1,504,281,686

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Rate shown represents yield-to-maturity.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At July 31, 2019, the total market value of investments in Affiliated Companies was $153,516 and the cost was $153,516 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CPI	— Consumer Price Index
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Euro Future, Put	12/16/19	$97.88	548	1,370,000	$(178,100)
Euro Currency Futures, Call	8/9/19	1.15	55	6,875,000	(344)
Euro-Bund Futures, Call	8/23/19	172.50	225	22,500,000	0	(a)
Euro-Bund Futures, Call	8/23/19	173.00	55	5,500,000	0	(a)
Euro-Bund Futures, Call	8/23/19	173.50	283	28,300,000	0	(a)
Euro-Bund Futures, Put	8/23/19	170.00	549	54,900,000	0	(a)
Euro-Bund Futures, Put	8/23/19	170.50	601	60,100,000	0	(a)
Euro-Bund Futures, Put	8/23/19	171.50	226	22,600,000	0	(a)
Euro-Bund Futures, Put	8/23/19	172.00	170	17,000,000	0	(a)
Euro-Bund Futures, Put	8/23/19	172.50	168	16,800,000	0	(a)
Euro-Bund Futures, Put	8/23/19	173.00	85	8,500,000	0	(a)
Euro-Bund Futures, Put	8/23/19	173.50	304	30,400,000	0	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro-Bund Futures, Put	9/20/19	$170.00	28	2,800,000	$0 (a)
U.S. Treasury 5-Year Notes Futures, Call	8/23/19	118.00	508	508,000	(71,438)
U.S. Treasury 5-Year Notes Futures, Call	8/23/19	119.00	415	415,000	(9,727)
U.S. Treasury 5-Year Notes Futures, Call	9/20/19	118.25	281	281,000	(85,617)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	116.00	439	439,000	(10,289)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	117.25	883	883,000	(165,562)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	117.75	281	281,000	(118,547)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	118.00	280	280,000	(164,063)
U.S. Treasury 10-Year Notes Futures, Call	8/2/19	127.75	126	126,000	(13,781)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	126.00	271	271,000	(406,500)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.00	55	55,000	(40,391)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	128.00	1,598	1,598,000	(399,500)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	128.50	74	74,000	(10,406)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	129.00	1,816	1,816,000	(141,875)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	128.00	1,013	1,013,000	(680,609)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	128.50	170	170,000	(79,687)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	123.50	345	345,000	(10,781)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	124.00	261	261,000	(8,156)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.00	535	535,000	(16,719)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.50	123	123,000	(5,766)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	126.00	602	602,000	(47,031)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	126.50	1,041	1,041,000	(178,922)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	127.00	293	293,000	(91,562)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	127.50	69	69,000	(36,656)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	153.00	81	81,000	(230,344)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	156.00	744	744,000	(639,375)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	157.00	85	85,000	(43,828)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	158.00	824	824,000	(231,750)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	156.00	28	28,000	(30,188)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	150.00	165	165,000	(10,313)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	151.00	248	248,000	(23,250)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	152.00	493	493,000	(69,328)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	153.00	82	82,000	(20,500)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	154.00	42	42,000	(19,031)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $7,832,648)					$(4,289,936)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC WRITTEN OPTIONS
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	8/14/19	4.17	BRL	14,180,000	14,180,000	$(507)
U.S. Dollar/Brazilian Real, Put	JPMorgan Chase & Co.	10/8/19	3.75	BRL	22,490,000	22,490,000	(225,100)
U.S. Dollar/Euro, Put	JPMorgan Chase & Co.	10/21/19	$1.22		14,900,000	14,900,000	(1,490)
U.S. Dollar/Mexican Peso, Put	BNP Paribas SA	8/14/19	18.75	MXN	56,740,000	56,740,000	(46,353)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,150,203)							$(273,450)

TOTAL WRITTEN OPTIONS (Premiums received - $8,982,851)							$(4,563,386)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso

At July 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	658	9/19	$161,211,053	$160,856,325	$(354,728)
90-Day Eurodollar	4,535	12/19	1,104,813,864	1,109,431,063	4,617,199
90-Day Eurodollar	109	3/20	26,604,834	26,729,525	124,691
90-Day Eurodollar	985	6/20	240,853,549	241,792,875	939,326
90-Day Eurodollar	626	3/21	152,686,326	153,870,800	1,184,474
Australian 10-Year Bonds	43	9/19	4,225,901	4,270,325	44,424
British Pound	331	9/19	26,317,178	25,213,925	(1,103,253)
Canadian 10-Year Bonds	141	9/19	15,186,581	15,203,599	17,018
Canadian Dollar	46	9/19	3,488,340	3,489,330	990
Euro	163	9/19	22,922,201	22,672,281	(249,920)
Euro-BTP	537	9/19	77,401,080	83,111,313	5,710,233

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Japanese Yen	18	9/19	$2,088,985	$2,075,288	$(13,697)
Mexican Peso	686	9/19	17,758,245	17,787,980	29,735
Russian Ruble	1,599	9/19	61,339,923	62,420,963	1,081,040
Short-Term Euro-BTP	207	9/19	25,312,693	25,756,347	443,654
U.S. Treasury 2-Year Notes	2,944	9/19	630,036,723	631,212,000	1,175,277
U.S. Treasury 5-Year Notes	9,623	9/19	1,127,490,853	1,131,228,782	3,737,929
U.S. Treasury Long- Term Bonds	10,652	9/19	1,619,138,145	1,657,384,625	38,246,480
U.S. Treasury Ultra Long-Term Bonds	305	9/19	53,516,434	54,156,563	640,129

					56,271,001

Contracts to Sell:
30-Day Federal Funds	209	8/19	85,271,674	85,215,681	55,993
90-Day Eurodollar	2,201	6/21	539,297,090	541,005,800	(1,708,710)
Australian Dollar	273	9/19	18,855,498	18,703,230	152,268
Euro-Bund	5,736	9/19	1,085,210,775	1,111,651,083	(26,440,308)
Euro-Buxl	470	9/19	102,957,793	108,730,204	(5,772,411)
Euro-Oat	426	9/19	76,565,731	78,862,658	(2,296,927)
Japanese 10-Year Bonds	95	9/19	134,024,304	134,304,624	(280,320)
U.S. Treasury 10-Year Notes	4,619	9/19	586,674,586	588,561,664	(1,887,078)
U.S. Treasury Ultra 10-Year Notes	19	9/19	2,625,030	2,619,031	5,999
United Kingdom Long Gilt Bonds	1,098	9/19	173,819,964	177,364,950	(3,544,986)

					(41,716,480)

Net unrealized appreciation on open futures contracts					$14,554,521

At July 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	75,756,000	USD	19,592,812	Citibank N.A.	8/2/19	$254,745
BRL	75,756,000	USD	20,121,650	Citibank N.A.	8/2/19	(274,093)
USD	19,962,055	BRL	75,756,000	Citibank N.A.	8/2/19	114,498
USD	20,121,650	BRL	75,756,000	Citibank N.A.	8/2/19	274,093

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	37,120,000	USD	1,909,465	BNP Paribas SA	8/16/19	$22,235
USD	10,802,993	BRL	43,320,000	Goldman Sachs Group Inc.	8/16/19	(535,726)
USD	14,825,231	BRL	55,350,000	Citibank N.A.	8/22/19	343,521
USD	4,331,567	INR	325,370,000	Barclays Bank PLC	9/9/19	(379,093)
USD	1,963,671	ARS	96,543,870	JPMorgan Chase & Co.	9/23/19	(78,261)
ARS	88,822,315	USD	1,707,137	Citibank N.A.	9/27/19	161,784
USD	8,125,200	MXN	158,578,716	Citibank N.A.	9/27/19	(70,875)
USD	8,095,600	INR	567,906,340	JPMorgan Chase & Co.	9/27/19	(110,783)
BRL	32,191,770	USD	8,380,000	JPMorgan Chase & Co.	10/10/19	7,970
USD	900,000	BRL	3,457,350	JPMorgan Chase & Co.	10/10/19	(856)
ARS	249,700,566	USD	5,267,944	Citibank N.A.	10/15/19	(157,582)
USD	5,651,052	INR	392,070,000	Goldman Sachs Group Inc.	10/16/19	(1,380)
USD	855,412	IDR	12,300,824,068	Bank of America N.A.	10/17/19	(14,641)
USD	1,221,996	IDR	17,572,296,924	Bank of America N.A.	10/17/19	(20,915)
CAD	1,077,836	USD	827,938	Barclays Bank PLC	10/17/19	(10,136)
EUR	1,000,000	USD	1,132,175	Barclays Bank PLC	10/17/19	(18,113)
INR	4,703,819,875	USD	66,924,947	Barclays Bank PLC	10/17/19	881,094
MXN	263,825,769	USD	13,673,413	Barclays Bank PLC	10/17/19	(84,151)
USD	912,520	CAD	1,195,839	Barclays Bank PLC	10/17/19	5,183
USD	15,713,491	CNH	108,273,810	Barclays Bank PLC	10/17/19	49,700
USD	14,018,963	EUR	12,490,000	Barclays Bank PLC	10/17/19	104,328
USD	612,573	GBP	500,000	Barclays Bank PLC	10/17/19	2,219
USD	18,318,210	GBP	14,575,047	Barclays Bank PLC	10/17/19	526,347
USD	46,792,276	IDR	671,983,871,853	Barclays Bank PLC	10/17/19	(738,005)
USD	525,042	PLN	1,991,511	Barclays Bank PLC	10/17/19	10,200
USD	28,293,650	ZAR	402,901,582	Barclays Bank PLC	10/17/19	472,508
ZAR	5,000,000	USD	350,498	Barclays Bank PLC	10/17/19	(5,239)
CLP	6,679,299,000	USD	9,660,263	BNP Paribas SA	10/17/19	(168,678)
GBP	1,000,000	USD	1,228,820	BNP Paribas SA	10/17/19	(8,113)
USD	3,693,459	EUR	3,300,000	BNP Paribas SA	10/17/19	17,054
USD	5,163,477	EUR	4,600,000	BNP Paribas SA	10/17/19	38,792
USD	376,170	GBP	300,000	BNP Paribas SA	10/17/19	9,958
USD	500,156	GBP	400,000	BNP Paribas SA	10/17/19	11,873
USD	627,225	GBP	500,000	BNP Paribas SA	10/17/19	16,871
USD	13,824,991	INR	964,583,430	BNP Paribas SA	10/17/19	(79,577)
AUD	46,231,693	USD	32,108,373	Citibank N.A.	10/17/19	(410,113)
BRL	54,310,000	USD	14,295,867	Citibank N.A.	10/17/19	(152,454)
BRL	62,838,875	USD	16,560,742	Citibank N.A.	10/17/19	(196,239)
BRL	75,756,000	USD	19,834,529	Citibank N.A.	10/17/19	(106,147)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	109,460,000	USD	28,778,756	Citibank N.A.	10/17/19	$(273,177)
COP	60,333,697,001	USD	18,604,285	Citibank N.A.	10/17/19	(303,230)
EUR	16,000,000	USD	18,075,120	Citibank N.A.	10/17/19	(250,127)
GBP	1,500,000	USD	1,871,460	Citibank N.A.	10/17/19	(40,399)
INR	125,548,000	USD	1,811,085	Citibank N.A.	10/17/19	(1,297)
USD	69,917	AUD	100,000	Citibank N.A.	10/17/19	1,353
USD	5,647,715	EUR	5,000,000	Citibank N.A.	10/17/19	77,405
USD	8,584,449	EUR	7,600,000	Citibank N.A.	10/17/19	117,577
USD	249,219	GBP	200,000	Citibank N.A.	10/17/19	5,078
USD	626,388	GBP	500,000	Citibank N.A.	10/17/19	16,034
USD	1,885,403	GBP	1,500,000	Citibank N.A.	10/17/19	54,342
USD	35,448,820	JPY	3,817,926,534	Citibank N.A.	10/17/19	145,111
USD	15,441,847	MXN	299,645,955	Citibank N.A.	10/17/19	7,542
USD	7,877,030	RUB	502,909,000	Citibank N.A.	10/17/19	58,396
USD	75,988,072	RUB	4,908,221,562	Citibank N.A.	10/17/19	(319,148)
PEN	33,635,000	USD	10,168,697	Goldman Sachs Group Inc.	10/17/19	(23,405)
USD	2,825,945	EUR	2,500,000	Goldman Sachs Group Inc.	10/17/19	40,790
USD	13,206,071	MXN	258,320,000	Goldman Sachs Group Inc.	10/17/19	(99,597)
ARS	224,477,262	USD	4,683,440	JPMorgan Chase & Co.	10/17/19	(103,688)
SEK	135,796,320	USD	14,647,588	JPMorgan Chase & Co.	10/17/19	(510,691)
USD	125,215,945	EUR	110,387,581	JPMorgan Chase & Co.	10/17/19	2,237,331
USD	40,706,376	KRW	46,905,956,832	JPMorgan Chase & Co.	10/17/19	958,336
USD	21,643,062	TWD	667,233,969	JPMorgan Chase & Co.	10/17/19	92,319
ARS	256,056,969	USD	5,252,451	Citibank N.A.	10/18/19	(36,584)
EUR	6,633,000	USD	7,495,953	Citibank N.A.	10/23/19	(102,693)
ARS	120,622,388	USD	2,196,729	JPMorgan Chase & Co.	10/25/19	233,736
ARS	123,156,437	USD	2,250,666	JPMorgan Chase & Co.	10/25/19	230,858
ARS	169,646,100	USD	2,932,517	BNP Paribas SA	11/4/19	434,988
ARS	178,357,738	USD	3,209,027	JPMorgan Chase & Co.	1/27/20	(63,388)

Total						$2,287,575

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
51,780,000		9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(56,869)
378,200,000	MXN	4/15/20	28-Day TIIE-Banxico every 28 days	7.085% every 28 days	—	(139,575)
760,400,000	MXN	5/28/20	28-Day TIIE-Banxico every 28 days	7.440% every 28 days	—	(189,001)
369,200,000	MXN	5/29/20	28-Day TIIE-Banxico every 28 days	7.400% every 28 days	—	(98,002)
749,400,000	MXN	6/1/20	28-Day TIIE-Banxico every 28 days	7.340% every 28 days	—	(218,399)
13,530,000		6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(2,263)	(57,129)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
91,010,000		6/15/21	Daily U.S. Federal Funds Intraday Effective Rate annually	1.800% annually	$6,789	$247,141
14,852,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	7,210	(231,031)
68,022,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(23,833)	(670,545)
159,292,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	33,546	809,664
98,640,000		6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(38,015)	(17,276)
162,279,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	10,951	(899,434)
11,056,100,000	JPY	6/20/24	0.127% semi-annually	6-Month JPY LIBOR semi-annually	1,161	(1,154,837)
155,744,000		12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	869,729	(4,656,836)
428,830,000		1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(5,573,192)	(11,552,469)
121,770,000		4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	170,197	(88,343)
347,750,000		4/30/26	2.100% semi-annually	3-Month LIBOR quarterly	2,182	(5,566,781)
97,430,000		4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	119,695	62,618
74,655,000		5/23/26	1.738% semi-annually	3-Month LIBOR quarterly	—	589,710
47,470,000		5/27/26	1.735% semi-annually	3-Month LIBOR quarterly	—	385,566
855,530,000	MXN	7/17/29	28-Day TIIE-Banxico every 28 days	7.433% every 28 days	238	(138,645)
47,817,000		7/19/29	3-Month LIBOR quarterly	3.000% semi-annually	—	4,564,043
49,518,000		2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	29,137	6,259,438

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	125,647,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	$(662,440)	$(18,312,748)
	21,162,000		2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(505,511)	(4,292,546)
	5,919,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	61,384	(879,413)
	36,704,000		5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	34,766	(6,016,739)
	24,480,000		8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(18,762)	(2,775,883)
	1,473,800,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	(11,853)	(1,604,144)
	3,396,700	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(3,635)	(980,863)
	19,933,000		7/19/49	3.000% semi-annually	3-Month LIBOR quarterly	(80,592)	(3,621,980)

Total						$(5,573,111)	$(51,301,308)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Bank of America N.A.	753,300,000	BRL	1/4/21	BRL-CDI**	9.230%**	—	$13,328,964
Citibank N.A.	32,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	3,616
Citibank N.A.	38,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	$20,130	20,814
Citibank N.A.	40,868,000	BRL	1/4/27	BRL-CDI**	7.024%**	24,971	18,605
JPMorgan Chase & Co.	26,700,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	34,658

Total						$45,101	$13,406,657

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$15,158,880	6/20/24	5.000% quarterly	$1,121,621	$1,058,190	$63,431
Markit CDX.NA.IG.32 Index	319,114,104	6/20/24	1.000% quarterly	6,663,421	5,148,669	1,514,752

Total	$334,272,984			$7,785,042	$6,206,859	$1,578,183

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$528,648,392	—	$528,648,392
Corporate Bonds & Notes	—	472,046,050	—	472,046,050
U.S. Government & Agency Obligations	—	117,164,677	—	117,164,677
Collateralized Mortgage Obligations	—	78,728,165	—	78,728,165
U.S. Treasury Inflation Protected Securities	—	66,424,101	—	66,424,101
Non-U.S. Treasury Inflation Protected Securities	—	36,440,369	—	36,440,369
Asset-Backed Securities	—	32,352,871	—	32,352,871
Senior Loans:
Communication Services	—	6,558,628	$913,498	7,472,126
Other Senior Loans	—	24,390,250	—	24,390,250
Municipal Bonds	—	6,395,227	—	6,395,227
Purchased Options:
Exchange-Traded Purchased Options	$1,091,346	—	—	1,091,346
OTC Purchased Options	—	2,421,074	—	2,421,074
Common Stocks	476,659	—	—	476,659
Preferred Stocks	401,331	—	—	401,331

Total Long-Term Investments	1,969,336	1,371,569,804	913,498	1,374,452,638

Short-Term Investments†:
Sovereign Bonds	—	11,858,453	—	11,858,453
Money Market Funds	—	153,516	—	153,516

Total Short-Term Investments	—	12,011,969	—	12,011,969

Total Investments	$1,969,336	$1,383,581,773	$913,498	$1,386,464,607

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$58,206,859	—	—	$58,206,859
Forward Foreign Currency Contracts	—	$8,036,169	—	8,036,169
Centrally Cleared Interest Rate Swaps	—	12,918,180	—	12,918,180
OTC Interest Rate Swaps‡	—	13,451,758	—	13,451,758
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,578,183	—	1,578,183

Total Other Financial Instruments	$58,206,859	$35,984,290	—	$94,191,149

Total	$60,176,195	$1,419,566,063	$913,498	$1,480,655,756

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,289,936	—	—	$4,289,936
OTC Written Options	—	$273,450	—	273,450
Futures Contracts	43,652,338	—	—	43,652,338
Forward Foreign Currency Contracts	—	5,748,594	—	5,748,594
Centrally Cleared Interest Rate Swaps	—	64,219,488	—	64,219,488

Total	$47,942,274	$70,241,532	—	$118,183,806

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered

Notes to Schedule of Investments (unaudited) (continued)

money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended July 31, 2019. The following transactions were effected in shares of such companies for the period ended July 31, 2019.

	Affiliate Value at October 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$18,100	$638,182,000	638,182,000	$638,046,584	638,046,584

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$282,026	—	$153,516